LEASE LIABILITY - Maturity analysis (Details)	Dec. 31, 2019 USD ($)
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	$ 1,061,507
Less than 1 year
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	526,839
In more than one year, but not more than five years
Maturity analysis of operating lease payments
Undiscounted contractual balances of the lease liabilities	$ 534,668